REVENUE	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
REVENUE

3. REVENUE

Revenue from contracts with customers is presented in “Oil and gas sales” on the Consolidated Statements of Loss.

As of June 30, 2023 and September 30, 2022, receivable from contracts with customers, included in trade and other receivables, were $52,201 and $56,639, respectively.

The following table present our revenue from contracts with customers disaggregated by product type and geographic areas.

Three months ended June 30, 2023	Texas	New Mexico	Total

Crude oil	$113,471	$42,230	$155,701
Natural gas	1,015	-	1,015
Revenue	$114,486	$42,230	$156,716

Three months ended June 30, 2022	Texas	New Mexico	Total

Crude oil	$205,861	$36,562	$242,423
Natural gas	16,334	-	16,334
Revenue	$222,195	$36,562	$258,757

Nine months ended June 30, 2023	Texas	New Mexico	Total

Crude oil	$417,050	$116,285	$533,335
Natural gas	8,124	-	8,124
Revenue	$425,174	$116,285	$541,459

Nine months ended June 30, 2022	Texas	New Mexico	Total

Crude oil	$445,769	$84,809	$530,578
Natural gas	46,666	-	46,666
Revenue	$492,435	$84,809	$577,244

3. REVENUE

Revenue from contracts with customers is presented in “Oil and gas sales” on the Consolidated Statement of Loss and Comprehensive Loss.

As of September 30, 2022 and September 30, 2021, receivable from contracts with customers, included in trade and other receivables, were $56,639 and $nil, respectively.

The following table present our revenue from contracts with customers disaggregated by product type and geographic areas.

Year ended September 30, 2022	Texas	New Mexico	Total

Crude oil	$621,275	$140,236	$761,511
Natural gas	53,880	-	53,880
Revenue from contracts with customers	$675,155	$140,236	$815,391

Year ended September 30, 2021	Texas	New Mexico	Total

Crude oil	$44,425	$-	$44,425
Natural gas	2,278	-	2,278
Revenue from contracts with customers	$46,703	$-	$46,703